INCOME TAXES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 ChinaCache North America, Inc. United States of America	Dec. 31, 2012 ChinaCache North America, Inc. CALIFORNIA	Dec. 31, 2012 China Cache Networks Hong Kong Limited Hong Kong Special Administration Region	Dec. 31, 2012 China Cache Network Technology Beijing Ltd. PRC	Dec. 31, 2011 China Cache Network Technology Beijing Ltd. PRC
Income taxes
State Income Tax (as a percent)						8.84%
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Foreign statutory corporate income tax rate (as a percent)					35.00%		16.50%
Preferential tax rate (as a percent)								15.00%	15.00%
Income (loss) from continuing operations before income tax expense
Non-PRC	$ (3,226)	(20,097)	(23,512)	(118,764)
PRC	1,508	9,399	23,143	51,521
Loss from continuing operations before income tax expense	(1,718)	(10,698)	(369)	(67,243)
Income tax expense (benefit)
Current	2,807	17,490	13,188	12,466
Deferred	(1,797)	(11,197)	(2,043)	(23,370)
Income tax expense (benefit)	$ 1,010	6,293	11,145	(10,904)